Income Taxes (Tables)	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Summary of Income Before Taxes and Noncontrolling Interest for Domestic and Foreign Operations

The following is a summary of income before taxes and noncontrolling interest for domestic and foreign operations (thousands of dollars):

Year ended December 31,	2014	2013	2012
U.S.	$221,471	$222,815	$207,915
Foreign	(1,950)	—	—

Total income before income taxes	$219,521	$222,815	$207,915

Summary of Income Tax Expense (Benefit)

Income tax expense (benefit) consists of the following (thousands of dollars):

Year Ended December 31,	2014	2013	2012
Current:
Federal	$1,739	$3,549	$2,296
State	5,073	5,107	5,744
Foreign	2,193	—	—

	9,005	8,656	8,040

Deferred:
Federal	71,439	67,414	65,551
State	614	1,872	1,685
Foreign	(2,685)	—	—

	69,368	69,286	67,236

Total income tax expense	$78,373	$77,942	$75,276

Significant Components of Deferred Income Tax Expense (Benefit)

Deferred income tax expense (benefit) consists of the following significant components (thousands of dollars):

Year Ended December 31,	2014	2013	2012
Deferred federal and state:
Property-related items	$52,814	$62,737	$64,249
Purchased gas cost adjustments	15,049	16,189	1,755
Employee benefits	109	(2,769)	564
All other deferred	2,257	(6,010)	1,529

Total deferred federal and state	70,229	70,147	68,097
Deferred ITC, net	(861)	(861)	(861)

Total deferred income tax expense	$69,368	$69,286	$67,236

Reconciliation of U.S Federal Statutory Rate to Consolidated Effective Tax Rate

A reconciliation of the U.S. federal statutory rate to the consolidated effective tax rate for 2012, 2013, and 2014 (and the sources of these differences and the effect of each) are summarized as follows:

Year Ended December 31,	2014	2013	2012
U.S. federal statutory income tax rate	35.0%	35.0%	35.0%
Net state taxes	1.9	2.4	2.6
Property-related items	0.1	0.1	0.2
Tax credits	(0.5)	(0.4)	(0.4)
Company owned life insurance	(1.0)	(2.1)	(1.3)
All other differences	0.2	—	0.1

Consolidated effective income tax rate	35.7%	35.0%	36.2%

Deferred Tax Assets and Liabilities

Deferred tax assets and liabilities consist of the following (thousands of dollars):

December 31,	2014	2013
Deferred tax assets:
Deferred income taxes for future amortization of ITC	$2,146	$2,679
Employee benefits	31,557	25,591
Alternative minimum tax credit	20,172	19,739
Net operating losses and credits	9,719	15,113
Interest rate swap	8,622	9,893
Other	25,872	22,334
Valuation allowance	(253)	(200)

	97,835	95,149

Deferred tax liabilities:
Property-related items, including accelerated depreciation	736,810	694,024
Regulatory balancing accounts	33,736	18,688
Property-related items previously flowed through	28	836
Unamortized ITC	3,410	4,271
Debt-related costs	5,066	4,713
Intangibles	12,792	—
Other	27,572	15,898

	819,414	738,430

Net deferred tax liabilities	721,579	643,281

Current	(2,109)	(31,130)
Noncurrent	723,688	674,411

Net deferred tax liabilities	$721,579	$643,281

Reconciliation of Unrecognized Tax Benefits

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows (thousands of dollars):

	2014	2013
Unrecognized tax benefits at beginning of year	$—	$—
Gross increases-tax positions in prior period	305	—
Gross decreases-tax positions in prior period	—	—
Gross increases-current period tax positions	—	—
Gross decreases-current period tax positions	—	—
Settlements	—	—
Lapse in statute of limitations	—	—

Unrecognized tax benefits at end of year	$305	$—

Summary of Tax-Related Interest Income	Tax-related interest income included in income tax expense in the consolidated statements of income is shown in the table below (in thousands):

	2014	2013	2012
Tax-related interest income	$—	$—	$24